Schedule of Future Minimum Rental Payments for Operating Leases (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013
FRANCE [Member]
2014	€ 297
2015	297
2016	297
2017	272
Thereafter	0
Total	1,163
JAPAN [Member]
2014	152
2015	94
2016	91
2017	91
Thereafter	30
Total	€ 458